15. CONCESSION CONTRACT ASSETS (Details 2) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ConcessionContractAssetsLineItems [Line Items]
Current consideration	R$ 737
Non current consideration	3,008
Total consideration	3,745
Restated [member]
ConcessionContractAssetsLineItems [Line Items]
Current consideration		R$ 576	R$ 482
Non current consideration		2,500	2,427
Total consideration		3,076	2,909
Concession contract - 004/05 [member]
ConcessionContractAssetsLineItems [Line Items]
Current consideration	19
Non current consideration	91
Concession contract - 004/05 [member] | Restated [member]
ConcessionContractAssetsLineItems [Line Items]
Current consideration
Non current consideration
Concession contract - 079/00 [member]
ConcessionContractAssetsLineItems [Line Items]
Current consideration	29
Non current consideration	133
Concession contract - 079/00 [member] | Restated [member]
ConcessionContractAssetsLineItems [Line Items]
Current consideration		21	19
Non current consideration		95	93
Basic Network of the Existing System (BNES) [member]
ConcessionContractAssetsLineItems [Line Items]
Current consideration	533
Non current consideration	1,363
Basic Network of the Existing System (BNES) [member] | Restated [member]
ConcessionContractAssetsLineItems [Line Items]
Current consideration		434	347
Non current consideration		1,494	1,714
Basic Network of New Facilities (BNNF) [member]
ConcessionContractAssetsLineItems [Line Items]
Current consideration	156
Non current consideration	R$ 1,421
Basic Network of New Facilities (BNNF) [member] | Restated [member]
ConcessionContractAssetsLineItems [Line Items]
Current consideration		121	116
Non current consideration		R$ 911	R$ 620